Equity (Details) - USD ($)						1 Months Ended	3 Months Ended			6 Months Ended
	Mar. 10, 2025	Feb. 18, 2025	Aug. 15, 2024	Aug. 05, 2024	Jan. 17, 2024	Sep. 30, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Equity [Line Items]
General and administrative expenses (in Dollars)							$ 2,227,000		$ 2,876,100	$ 4,677,400	$ 5,114,500
Sale of shares							392,910
Net proceeds (in Dollars)							$ 357,000			$ 357,000
Restricted stock units										182,600
Share-based compensation expenses (in Dollars)							$ 50,500			$ 161,700
Issued warrants					2,490,000		3,853,636			3,853,636
Relative fair value of warrants (in Dollars)					$ 1,867,400
Warrant [Member]
Equity [Line Items]
Each one unit shares issued					1
Exercise price (in Dollars per share)					$ 1.5
Series A Common Stock Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)				$ 2.2
Relative fair value of warrants (in Dollars)				$ 26,720
Series B Common Stock Warrants [Member]
Equity [Line Items]
Sale of shares				681,818
Exercise price (in Dollars per share)				$ 2.2
Relative fair value of warrants (in Dollars)				$ 88,766
Warrant term				5 years
Pre-Funded Warrants [Member]
Equity [Line Items]
Sale of shares										340,909
Exercise price (in Dollars per share)							$ 0.001			$ 0.001
Purchase Agreement [Member]
Equity [Line Items]
Sale of shares		20,000,000
General and Administrative Expense [Member]
Equity [Line Items]
Purchase of aggregate shares							66,000			181,377
General and administrative expenses (in Dollars)							$ 52,500			$ 228,300
Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized							100,000,000			100,000,000		100,000,000
Common shares, shares issued							35,299,071			35,299,071		34,536,384
Ordinary shares, shares outstanding							35,299,071			35,299,071		34,536,384
Common stock, par value (in Dollars per share)							$ 0.001			$ 0.001		$ 0.001
Sale of shares			1,500,000							392,910
Sold shares	5,800
Class B Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized							10,000,000			10,000,000		10,000,000
Common shares, shares issued							5,933,700			5,933,700		5,933,700
Ordinary shares, shares outstanding							5,933,700			5,933,700		5,933,700
Common stock, par value (in Dollars per share)							$ 0.001			$ 0.001		$ 0.001
Ordinary Shares [Member] | Series A Common Stock Warrants [Member]
Equity [Line Items]
Sale of shares				681,818
Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Sale of shares						340,909
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)		$ 0.001
Sold shares							392,910	5,800